Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) $ / ¥	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Summary of Significant Accounting Policies
Convenience translation rate | $ / ¥	6.5250
Term deposits	¥ 963,911	¥ 1,520,812
Impairment of long-term investment (see Note 6)	¥ 0	¥ 4,000	¥ 0	¥ 0